Commitments and Contingencies - Additional Information (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 02, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2026
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period for distribution reinvestment plan				10 days
Advisor purchased initial investment in operating partnership		$ 202,000		$ 202,000
Distribution
Commitments And Contingencies [Line Items]
Redemption total		200,000	$ 3,300,000	3,900,000	$ 2,200,000	$ 500,000
Redemption fulfilled		100,000	200,000	3,700,000	1,800,000	400,000
Redemption payable		$ 100,000	$ 3,100,000	$ 200,000	$ 400,000	100,000
Distribution | Accounts Payable and Accrued Liabilities
Commitments And Contingencies [Line Items]
Redemption payable						$ 100,000
After One Year
Commitments And Contingencies [Line Items]
Redemption percentage		90.00%		90.00%
After Two Years Purchase Date
Commitments And Contingencies [Line Items]
Redemption percentage		92.50%		92.50%
After Three Years Purchase Date
Commitments And Contingencies [Line Items]
Redemption percentage		95.00%		95.00%
After Four Years Purchase Date
Commitments And Contingencies [Line Items]
Redemption percentage		100.00%		100.00%
Class A Shares, Class P Shares, Class T Shares, Class W Shares, Class Y Shares, and Class Z Shares
Commitments And Contingencies [Line Items]
Estimated value per share under distribution reinvestment plan		$ 10		$ 10
Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Gross proceeds through distribution reinvestment plan offering		$ 23,000,000		$ 19,700,000
Amendment, suspension or termination period for distribution reinvestment plan		10 days		10 days
Distribution Reinvestment Plan | Class P Common Stock [Member]
Commitments And Contingencies [Line Items]
Issuance of shares for distribution reinvestment plan (in shares)		1,300,000		1,100,000
Distribution Reinvestment Plan | Class A Common Stock [Member]
Commitments And Contingencies [Line Items]
Issuance of shares for distribution reinvestment plan (in shares)		300,000		200,000
Distribution Reinvestment Plan | Class T Common Stock [Member]
Commitments And Contingencies [Line Items]
Issuance of shares for distribution reinvestment plan (in shares)		400,000		0.4
Distribution Reinvestment Plan | Class W Common Stock [Member]
Commitments And Contingencies [Line Items]
Issuance of shares for distribution reinvestment plan (in shares)		100,000		57,000
Distribution Reinvestment Plan | Class Y Common Stock [Member]
Commitments And Contingencies [Line Items]
Issuance of shares for distribution reinvestment plan (in shares)		300,000		0.2
Distribution Reinvestment Plan | Class Z Common Stock [Member]
Commitments And Contingencies [Line Items]
Issuance of shares for distribution reinvestment plan (in shares)		17,000		12,000
Share Redemption Program
Commitments And Contingencies [Line Items]
Conversion of units							$ 10
Amendment, suspension or termination period of share		30 days		30 days
Maximum weighted average number of shares outstanding percentage		5.00%		5.00%
Share issued		0		0
Shares issued under distribution reinvestment plan		0		0
Share Redemption Program | Minimum
Commitments And Contingencies [Line Items]
Shareholders share holding period		1 year		1 year
Share Redemption Program | Class A shares, Class T shares, Class W shares, Class Y shares, and Class Z Shares in Primary Offering
Commitments And Contingencies [Line Items]
Redemption percentage	93.00%
Operating Partnership Redemption Rights
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units		1		1
Requisite minimum outstanding period for conversion eligibility		1 year		1 year
Advisor purchased initial investment in operating partnership		$ 202,000		$ 202,000
Pursuant to Second Amended and Restated DRP
Commitments And Contingencies [Line Items]
Sales commission or dealer manager fee payable		$ 0		$ 0
Pursuant to Second Amended and Restated DRP | Class A Shares, Class P Shares, Class T Shares, Class W Shares, Class Y Shares, and Class Z Shares
Commitments And Contingencies [Line Items]
Purchase price for shares		$ 9.3		$ 9.3